Annual Fund Operating Expenses - Guinness Atkinson Global Innovators Fund	Dec. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jun. 30, 2029
Guinness Atkinson Global Innovators Fund - Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Shareholder Servicing Plan Fees	0.20%	[1]
Interest and Tax Expense	0.01%	[1]
All Other Expenses	0.38%	[1]
Other Expenses (as a percentage of Assets):	0.59%	[1]
Expenses (as a percentage of Assets)	1.24%	[1]
Fee Waiver or Reimbursement	0.00%	[1],[2]
Net Expenses (as a percentage of Assets)	1.24%	[1],[2]
Guinness Atkinson Global Innovators Fund - Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Shareholder Servicing Plan Fees	0.00%	[1]
Interest and Tax Expense	0.01%	[1]
All Other Expenses	0.42%	[1]
Other Expenses (as a percentage of Assets):	0.43%	[1]
Expenses (as a percentage of Assets)	1.08%	[1]
Fee Waiver or Reimbursement	(0.08%)	[1],[2]
Net Expenses (as a percentage of Assets)	1.00%	[1],[2]

[1]	The expense information in the table has been restated to reflect the current management fees effective July 1, 2026.
[2]	The Adviser has contractually agreed to reduce its fees and/or pay Fund expenses (excluding Acquired Fund Fees and Expenses, fees related to services for reclamation or collection of foreign taxes withheld, interest, taxes, dividends on short positions, investment-related costs and extraordinary expenses) in order to limit the Fund’s Total Annual Operating Expenses for Investor Class shares and for Institutional Class shares to 1.24% and 0.99% respectively through June 30, 2029. For each share class to the extent that the Adviser absorbs expenses to satisfy this cap, it may recoup a portion or all of such amounts absorbed at any time within three fiscal years after the fiscal year in which such amounts were absorbed, subject to the expense cap in place at the time recoupment is sought, which cannot exceed the expense cap at the time of the waiver. The expense limitation agreement may be terminated by the Board of the Fund at any time without penalty upon 60 days’ notice.